                  [GRAPHIC REMOVED HERE]           -----------------------------
                                                            OMB APPROVAL
                      UNITED STATES                -----------------------------
           SECURITIES AND EXCHANGE COMMISSION      OMB Number:         3235-0006
                 Washington, D.C. 20549            Expires:    February 28, 1997
                                                   Estimated average burden
                                                   Hours per response......24.60
                        FORM 13F                   -----------------------------
                                                   -----------------------------
                 [GRAPHIC REMOVED HERE]                     SEC USE ONLY
                                                   -----------------------------


      INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO
   SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

          Report for the Calendar Year or Quarter Ended March 31, 2002.
                                                        --------------
--------------------------------------------------------------------------------
                (Please read instructions before preparing form.)
--------------------------------------------------------------------------------

If amended report check here: [_]


Michael J. Puzo
--------------------------------------------------------------------------------
Name of Institutional Investment Manager


Hemenway & Barnes      60 State Street       Boston,         MA         02109
--------------------------------------------------------------------------------
Business Address          (Street)           (City)       (State)       (Zip)


(617) 227-7940
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.


                                   ATTENTION
--------------------------------------------------------------------------------
       Intentional misstatements or omissions of facts constitute Federal
                              Criminal Violations.
                    See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)
--------------------------------------------------------------------------------

  The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this
        Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

      Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 15th day of May, 2002.

                           Michael J. Puzo
                           -----------------------------------------------------
                           (Name of Institutional Investment Manager)


                           -----------------------------------------------------
                           (Manual Signature of Person Duly Authorized
                            to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                                         13F File No.:           Name:                                         13F File No.:
1. Timothy F. Fidgeon (17)*                   28-06165                6.
-----------------------------------------     ------------------      ----------------------------------------      ----------------
2. Roy A. Hammer                              28-5798                 7.
-----------------------------------------     ------------------      ----------------------------------------      ----------------
3. Lawrence T. Perera                         28-06167                8.
-----------------------------------------     ------------------      ----------------------------------------      ----------------
4.                                                                    9.
-----------------------------------------     ------------------      ----------------------------------------      ----------------
5.                                                                    10.
-----------------------------------------     ------------------      ----------------------------------------      ----------------

* Refers to manager number on attached detail in Item 7.

AS OF:  MARCH 31, 2002                                                FORM 13F                  SEC FILE # MICHAEL J PUZO\28-06165

ITEM 1:                           ITEM 2:             ITEM 3:        ITEM 4:         ITEM 5:           ITEM 6:        ITEM 7:
NAME OF ISSUER                TITLE OF CLASS          CUSIP        FAIR MARKET      SHARES OR        INVESTMENT       MANAGERS
                                                      NUMBER         VALUE       PRINCIPAL AMOUNT    DISCRETION
                                                                                                     (A) (B) (C)
ABBOTT LABS                   COMMON STOCK            002824100       376090           7150                  xx
ALCOA                         COMMON STOCK            013817101       301920           8000                  xx
AMGEN INC                     COMMON STOCK            031162100      1947060          32625                  xx
ANALOG DEVICES, INC.          COMMON STOCK            032654105       765680          17000                  xx
AUTOMATIC DATA PROCESSING     COMMON STOCK            053015103      3012559          51700                  xx
AVERY DENNISON CORP           COMMON STOCK            053611109      1159570          19000               xx
AVON PRODUCTS INC             COMMON STOCK            054303102       869120          16000                  xx
BP PLC ADR                    COMMON STOCK            055622104      2685904          50582                  xx
BELLSOUTH CORP.               COMMON STOCK            079860102       276450           7500                  xx
BERKSHIRE HATHAWAY INC        CLASS B                 084670207       668058            282                  xx
BRISTOL-MYERS SQUIBB CO       COMMON STOCK            110122108      1925259          47549                  xx
BURLINGTON RESOURCES INC      COMMON STOCK            122014103       275619           6875                  xx
CISCO SYS INC                 COMMON STOCK            17275R102       528318          31206                  xx
COGNEX                        COMMON STOCK            192422103       261540           9000                  xx

            ITEM 8:
       VOTING AUTHORITY
 (A)         (B)        (C)
 SOLE      SHARED       NONE


            7150
            8000
           32625
           17000
           51700
           19000
           16000
           50582
            7500
             282
           47549
            6875
           31206
            9000

ITEM 1:                           ITEM 2:             ITEM 3:        ITEM 4:         ITEM 5:           ITEM 6:        ITEM 7:
NAME OF ISSUER                TITLE OF CLASS          CUSIP        FAIR MARKET      SHARES OR        INVESTMENT       MANAGERS
                                                      NUMBER         VALUE       PRINCIPAL AMOUNT    DISCRETION
                                                                                                     (A) (B) (C)
COLGATE PALMOLIVE CO          COMMON STOCK            194162103       769239          13460                  xx
WALT DISNEY COMPANY           COMMON STOCK            254687106       377335          16349                  xx
DOW CHEMICAL CO               COMMON STOCK            260543103       363192          11100                  xx
DOW JONES & CO INC            COMMON STOCK            260561105      4137928          71074                  xx
DOW JONES & CO INC            CLASS B
                              (RESTRICTED)            260561204      2057378          35338                  xx
E I DU PONT DE NEMOURS & CO   COMMON STOCK            263534109       482816          10240                  xx
EMC CORP                      COMMON STOCK            268648102       850492          71350                  xx
EMERSON ELECTRIC CO           COMMON STOCK            291011104      1173339          20445                  xx
EXXON MOBIL CORP              COMMON STOCK            30231G102      1904852          43460                  xx
GENERAL ELECTRIC CO           COMMON STOCK            369604103      3588347          95817                  xx
GILLETTE COMPANY              COMMON STOCK            375766102       918270          27000                  xx
HELMERICH & PAYNE INC         COMMON STOCK            423452101       278626           6950                  xx
HEWLETT- PACKARD CO           COMMON STOCK            428236103       487968          27200                  xx

            ITEM 8:
       VOTING AUTHORITY
 (A)         (B)        (C)
 SOLE      SHARED       NONE

           13460
           16349
           11100
           71074

           35338
           10240
           71350
           20445
           43460
           95817
           27000
            6950
           27200

ITEM 1:                           ITEM 2:             ITEM 3:        ITEM 4:         ITEM 5:           ITEM 6:        ITEM 7:
NAME OF ISSUER                TITLE OF CLASS          CUSIP        FAIR MARKET      SHARES OR        INVESTMENT       MANAGERS
                                                      NUMBER         VALUE       PRINCIPAL AMOUNT    DISCRETION
                                                                                                     (A) (B) (C)
IGEN INTERNATIONAL INC.       COMMON STOCK            449536101       366489           9675                 xx
INTEL CORPORATION             COMMON STOCK            458140100      4055508         133361                 xx
INTL BUSINESS MACHINES        COMMON STOCK            459200101       270400           2600                 xx
JEFFERSON-PILOT CORP          COMMON STOCK            475070108      2750293          54918                 xx
JOHNSON & JOHNSON             COMMON STOCK            478160104      5119619          78824                 xx
KOPIN                         COMMON STOCK            500600101       333426          36600                 xx
ELI LILLY & CO                COMMON STOCK            532457108       609600           8000                 xx
MCDONALD'S CORP               COMMON STOCK            580135101       406260          14640                 xx
MERCK & CO INC                COMMON STOCK            589331107      2554249          44360                 xx
MICROSOFT CORP                COMMON STOCK            594918104      1639407          27183                 xx
MINNESOTA MINING & MFG CO.    COMMON STOCK            604059105      1935733          16831                 xx
MOTOROLA INC                  COMMON STOCK            620076109       187440          13200                 xx
NOKIA CORP ADR A              COMMON STOCK            654902204       248880          12000                 xx
PEPSICO INC                   COMMON STOCK            713448108      1321181          25654                 xx
PFIZER INC                    COMMON STOCK            717081103       855205          21520                 xx

            ITEM 8:
       VOTING AUTHORITY
 (A)         (B)        (C)
 SOLE      SHARED       NONE

           9675
         133361
           2600
          54918
          78824
          36600
           8000
          14640
          44360
          27183
          16831
          13200
          12000
          25654
          21520

ITEM 1:                           ITEM 2:             ITEM 3:        ITEM 4:         ITEM 5:           ITEM 6:        ITEM 7:
NAME OF ISSUER                TITLE OF CLASS          CUSIP        FAIR MARKET      SHARES OR        INVESTMENT       MANAGERS
                                                      NUMBER         VALUE       PRINCIPAL AMOUNT    DISCRETION
                                                                                                     (A) (B) (C)
PROCTER & GAMBLE CO           COMMON STOCK            742718109      1279999          14208                 xx
ROYAL DUTCH PETROLEUM CO      N Y REG SHS PAR N       780257804       228144           4200                 xx
                              GLDR 1.25
SBC COMMUNICATIONS INC        COMMON STOCK            78387G103       358825           9584                 xx
SARA LEE CORP                 COMMON STOCK            803111103       238740          11500                 xx
SCHLUMBERGER LTD              COMMON STOCK            806857108       745367          12672                 xx
SEPRACOR INC                  COMMON STOCK            817315104       569390          29350                 xx
STATE STREET CORP             COMMON STOCK            857477103       586917          10598                 xx
 WYETH                        COMMON STOCK            983024100       262600           4000                 xx
 AGGREGATE TOTAL:                                                    59,366,601

           ITEM 8:
       VOTING AUTHORITY
 (A)         (B)        (C)
 SOLE      SHARED       NONE

          14208
           4200

           9584
          11500
          12672
          29350
          10598
           4000